NET INCOME (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income (loss) from continuing operations attributable to Ambow Education Holding Ltd.		(1,616,602)	142,140	168,441
Preferred shares redemption value accretion				(94,209)
Allocation of net income to participating preferred shareholders				(55,534)
Numerator for basic income (loss) from continuing operations per share		(1,616,602)	142,140	18,698
Numerator for basic income (loss) from discontinued operations per share		(4,564)	(120,955)	47,591
Numerator for diluted income (loss) from continuing operations per share		(1,616,602)	142,140	18,698
Numerator for diluted income (loss) from discontinued operations per share		(4,564)	(120,955)	47,591
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding (in shares)	145,659,940	145,659,940	142,939,038	85,551,412
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding (in shares)	145,659,940	145,659,940	150,432,812	112,122,045
Basic income (loss) per share- continuing operations (in CNY per share)	$ (1.78)	(11.10)	0.99	0.22
Basic income (loss) per share- discontinued operations (in CNY per share)	$ (0.01)	(0.03)	(0.85)	0.56
Diluted income (loss) per share- continuing operations (in CNY per share)	$ (1.78)	(11.10)	0.94	0.17
Diluted income (loss) per share- discontinued operations (in CNY per share)	$ (0.01)	(0.03)	(0.85)	0.42